Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision for Income Taxes
The Provision for income taxes was as follows:

Year Ended December 31	2011	2010	2009
Current
United States
Federal	$24.2	$37.4	$(31.8)
State	2.8	3.2	6.8
Non-U.S.	176.5	126.3	40.5
Total current	203.5	166.9	15.5
Deferred
United States
Federal	(2.3)	(81.1)	(3.5)
State	3.3	(2.9)	(4.6)
Non-U.S.	23.8	15.5	(21.1)
Total deferred	24.8	(68.5)	(29.2)
Total provision	$228.3	$98.4	$(13.7)

Effective Income Tax Rate Reconciliation
A reconciliation between taxes computed at the U.S. Federal statutory rate of 35% and the consolidated effective tax rate was as follows:

Year Ended December 31	2011	2010	2009
Income tax based on statutory rate	$168.0	$(57.8)	$(8.0)
Increase (decrease) resulting from:
State income taxes, net of Federal benefit	5.2	(0.6)	2.9
Non-U.S. tax rate difference(1)	40.6	38.7	3.3
Repatriation of non-U.S. earnings	11.1	(4.8)	(37.2)
Change in valuation reserve	(3.3)	11.7	10.6
Non-deductible goodwill impairment charge	–	109.1	21.4
Other, net	6.7	2.1	(4.9)
Non-deductible competition investigation in France	–	–	(1.8)
Tax provision	$228.3	$98.4	$(13.7)

(1)
Included above in the impact of the non-U.S. tax rate difference was the French business tax, which has been classified as a component of income tax beginning in January 2010, in accordance with the current accounting guidance on income taxes. Prior to January 2010, the French business tax had been presented as non-income tax and included as a component of Cost of services. The French government changed the business tax from an asset- based tax to an income-based tax, thereby requiring the classification of this tax as income tax effective January 1, 2010.

Components of Future Income Tax Benefits (Expense)
Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

Year Ended December 31	2011	2010
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$10.7	$9.7
Employee compensation payable	26.8	22.3
Pension and postretirement benefits	(5.6)	(1.8)
Other	22.0	29.5
Valuation allowance	(2.9)	–
	51.0	59.7
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	22.5	20.4
Pension and postretirement benefits	55.0	50.4
Intangible assets(1)	(126.4)	(125.7)
Net operating losses(1)	144.9	182.9
Other(1)	103.5	105.7
Valuation allowance	(116.3)	(123.2)
	83.2	110.5
Total future tax benefits	$134.2	$170.2
Current tax asset	$52.4	$59.7
Current tax liability	(1.4)	–
Noncurrent tax asset	102.7	128.1
Noncurrent tax liability	(19.5)	(17.6)
Total future tax benefits	$134.2	$170.2

(1)
The 2010 amounts originally presented above for Intangible assets, Net operating losses and Other have been revised by ($91.3), ($14.4) and $105.7, respectively, to correct the prior year presentation. This change did not affect the deferred tax assets and liabilities reported in the 2010 Consolidated Balance Sheet.

Net Operating Loss Carryforwards
The net operating loss carryforwards expire as follows:

	U.S. Federal and Non-U.S.	U.S. State
2012	$0.9	$–
2013	2.0	–
2014	8.8	–
2015	5.7	0.1
2016	6.5	0.6
Thereafter	171.5	143.4
No expirations	290.5	–
Total net operating loss carryforwards	$485.9	$144.1

Unrecognized Tax Benefit Activity
The following table summarizes the activity related to our unrecognized tax benefits during 2011, 2010 and 2009:

	2011	2010	2009
Gross unrecognized tax benefits, beginning of year	$25.0	$41.7	$49.3
Increases in prior year tax positions	0.9	3.0	6.5
Decreases in prior year tax positions	(1.5)	(2.0)	(1.4)
Increases for current year tax positions	2.5	–	1.7
Expiration of statute of limitations and audit settlements	(1.9)	(17.7)	(14.4)
Gross unrecognized tax benefits, end of year	$25.0	$25.0	$41.7
Potential interest and penalties	2.0	1.4	2.7
Balance, end of year	$27.0	$26.4	$44.4